BALANCES AND TRANSACTIONS WITH COMPANIES UNDER SECTION 33 - LAW No. 19,550 AND RELATED PARTIES	12 Months Ended
Dec. 31, 2023
BALANCES AND TRANSACTIONS WITH COMPANIES UNDER SECTION 33 - LAW No. 19,550 AND RELATED PARTIES
BALANCES AND TRANSACTIONS WITH COMPANIES UNDER SECTION 33 - LAW No. 19,550 AND RELATED PARTIES

NOTE 27 - BALANCES AND TRANSACTIONS WITH COMPANIES UNDER SECTION 33 - LAW No. 19,550 AND RELATED PARTIES

a)  Controlling Company

As of December 31, 2022 CVH was the controlling company of Telecom Argentina, holding directly and indirectly (thought VLG) 28.16% of the capital stock of the Company. Additionally, both VLG (controlled by CVH) and Fintech, contributed to the Voting Trust, in accordance with the Shareholders´ Agreement (see below “Voting trust pursuant to the Shareholders’ Agreement between Fintech and CVH”), shares representing 10.92% of the capital of the Company so the shares subject to such agreement represent 21.84% of the total capital of the Company (the “Shares in Trust”).

On April 28, 2023, the Ordinary and Extraordinary General Shareholders’ Meeting held, the shareholders of CVH approved the corporate reorganization process through the merger by absorption of VLG and the Pre-Merger Commitment. The Definitive Merger Commitment was executed by public deed dated June 5, 2023.

On September 1, 2023, IGJ proceeded to register in its Public Registry the merger by absorption of VLG and its dissolution without liquidation with effect from January 1, 2023.

Consequently, as of December 31, 2023, as a result of the corporate reorganization process, CVH directly owns 28.16% of the Company’s share capital.

Shareholders’ Agreement: Fintech - CVH

On July 7, 2017 CVH, VLG (merged to date with CVH), Fintech Media LLC (merged to date with Fintech), Fintech Advisory Inc., GC Dominio S.A. (all of them direct or indirect shareholders of Cablevisión S.A.) and Fintech (direct or indirect shareholder of Telecom Argentina) entered into a shareholders’ agreement that governs the exercise of their rights as shareholders of the Company. The Shareholders´ Agreement establishes basically:

●	the representation in the corporate bodies, provided that subject to the fulfillment of certain conditions and as long as CVH holds a certain percentage of Telecom Shares, CVH shall be entitled to designate the majority of the directors, members of the Executive Committee, Audit Committee, Supervisory Committee, CEO and any other Key Employee (other than the CFO and the Internal Auditor). CVH shall also be entitled to nominate the Chairman of the Board of Directors and Fintech to nominate de Vice chairman of the Board of Directors.
●	a scheme of supermajorities and required votes for the approval by the Shareholders´ Meetings or Board of Directors´ Meetings, respectively, of certain matters such as: i) the approval of the Business Plan and the Annual Budget of Telecom Argentina; ii) amendments of the bylaws, iii) changes in Independent Auditors, iv) the creation of committees of the Board of Directors, v) hiring of Key Employees as defined in the Shareholders´ Agreement (Key employees will be proposed by CVH, except for the CFO and the internal auditor); vi) merger of Telecom or any other controlled entity, vii) acquisitions of certain assets, viii) sale of certain assets, ix) capital increases; x) incurrence of indebtedness over certain limits, xi) capital investments not contemplated in the Business Plan and the Annual Budget above certain amounts; xii) related party transactions, xiii) contracts that may impose restrictions to the distribution of dividends; xiv) new lines of business or discontinuing existing lines of business; xv) contracting for significant amounts not contemplated in the Business Plan and the Annual Budget, among others.

Voting trust pursuant to the Shareholders’ Agreement between Fintech and CVH

In accordance with the Shareholders´ Agreement, on April 15, 2019, a Voting Trust Agreement (the “Trust Agreement”) was regularized, under which Fintech and VLG (i) each contributed with 235,177,350 shares of Telecom in a voting trust (the “Voting Trust”) which, when added to the shares that CVH holds (directly and indirectly) in Telecom, exceed fifty percent (50)% of the outstanding shares, and (ii) CVH and Fintech each appointed a co-trustee. The shares contributed to the Voting Trust will be voted by the co-trustee of CVH in accordance with the vote of CVH or following the instructions of CVH, except in respect of certain matters subject to veto under the Shareholders´ Agreement, in which case will be voted by the co-trustee of Fintech in accordance with the vote of Fintech or following the instructions of Fintech.

b)  Balances with Companies under section 33 - Law No. 19,550 and Related Parties

●	Companies under section 33 - Law No. 19,550 – Associates and Joint Venture

CURRENT ASSETS	Kind of related party	As of December 31,
Trade receivables		2023	2022
Ver TV	Associate	10	2
OPH	Joint venture	27	—
		37	2
Other receivables
La Capital Cable	Associate	210	1,046
Ver TV	Associate	2	6
		212	1,052
CURRENT LIABILITIES
Trade payables
La Capital Cable	Associate	3	—
TSMA	Associate	1	3
OPH	Joint venture	1,071	—
		1,075	3
Other liabilities
OPH	Joint venture	2,358	—
		2,358	—
NON - CURRENT LIABILITIES
Other liabilities
OPH	Joint venture	4,133	—
		4,133	—

●Related parties

CURRENT ASSETS	As of December 31,
Trade receivables	2023	2022
Other related parties	656	699
	656	699
Other receivables
Other related parties	4	12
	4	12
CURRENT LIABILITIES
Trade payables
Other Related parties	4,587	6,185
	4,587	6,185

c)  Transactions with Companies under section 33 - Law No. 19,550 and related parties

●Companies under section 33 - Law No. 19,550– Associates and Joint venture

	Transaction	Kind of related party	Years ended December 31,
			2023	2022	2021

			Profit (loss)
			Revenues
La Capital Cable	Services revenues and other revenues	Associate	102	218	280
Ver TV	Services revenues and other revenues	Associate	33	—	37
OPH	Services revenues and other revenues	Joint venture	84	—	—
			219	218	317
			Operating costs
La Capital Cable	Fees for services	Associate	(870)	(554)	(545)
			(870)	(554)	(545)

●	Related Parties

	Transaction	Years ended December 31,
		2023	2022	2021

		Profit (loss)
		Revenues
Other Related parties	Services and advertising revenues	1,974	1,548	1,921
		1,974	1,548	1,921
		Operating costs
Other Related parties	Programming costs	(17,783)	(21,727)	(25,641)
Other Related parties	Editing and distribution of magazines	(2,727)	(3,846)	(5,169)
Other Related parties	Advisory services	(2,306)	(2,778)	(3,207)
Other Related parties	Advertising purchases	(1,464)	(2,258)	(3,385)
Other Related parties	Other purchases and commissions	(1,119)	(956)	(1,171)
		(25,399)	(31,565)	(38,573)

The transactions discussed above were made on terms no less favorable to Telecom than would have been obtained from unaffiliated third parties. When Telecom’s transactions represented more than 1% of its total shareholders’ equity, they were approved according to Law No. 26,831, the Bylaws and the Executive Committees’ Faculties and Performance Regulation.

d)  Key Managers

Compensation for Directors for technical-administrative functions and Key Managers includes fixed and variable compensation, retention plans, social security contribution, and, in some cases, accrued severance compensation. Compensation for Directors and Key Managers of Telecom Argentina for the years ended December 31, 2023, 2022 and 2021 amounted to $5,898 million, $2,775 million and $1,184 million, respectively (in currency of the transaction date), and were recorded as expenses under the line item “Employee benefits expenses and severance payments”. As of December 31, 2023, an amount of $3,167 million remained unpaid.

Telecom Argentina has recorded a provision of $765 million, $435 million and $418 million for the fees of its Board of Directors’ members for the year ended December 31, 2023, 2022 and 2021, respectively (in currency of the transaction date). As of December 31,2023, there are no unpaid balances.

The members and alternate members of the Board of Directors do not hold executive positions in the Company or Company’s subsidiaries.